Selling and Distribution	6 Months Ended
Jun. 30, 2013
Selling and Distribution [Abstract]
Selling and Distribution
13.      Selling and Distribution:

The amounts in the accompanying condensed consolidated statements of income are analyzed as follows:
	Six Months Ended June 30,
	2012	2013

Salaries	33,134	30,449
Depreciation	9,496	8,880
Vessel hire charges	8,171	6,525
Amortization of dry-docking costs	3,348	3,257
Vessel operating expenses	19,752	18,430
Bunkers consumption	19,327	17,471
Storage costs	2,915	7,206
Broker commissions	2,484	1,945
Provision for doubtful accounts	2,965	(350)
Other	6,748	5,765
Selling and Distribution expenses	108,340	99,578